RELATED PARTY TRANSACTIONS - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
General and administrative expenses	$ 109,208